Shares - Antidilutive securities (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive awards not considered in computing diluted earnings per share	1,448,000	1,765,920	863,414